N-4	Dec. 05, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 05, 2024
Amendment Flag	false
C000005194 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Growth Portfolio
Current Expenses [Percent]	86.00%
C000005187 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Value Portfolio♦
Current Expenses [Percent]	80.00%
C000005188 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Small-Cap Equity Portfolio (formerly AST Small-Cap Growth Portfolio)♦
Current Expenses [Percent]	97.00%